Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value New Israeli Shekel ("NIS") 0.04 per share ("Ordinary Shares")
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	1.33
Maximum Aggregate Offering Price	$ 2,660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 367.35
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares of Caesarstone Ltd. (the “Registrant”) that become issuable under the Caesarstone Ltd. 2020 Share Incentive Plan, as amended (the “2020 Plan”) by reason of any share dividend, share split, recapitalization or similar transaction under the 2020 Plan, effected without the Registrant’s receipt of consideration which would increase the number of outstanding Ordinary Shares.

b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of the Registrant’s Ordinary Shares as reported on the Nasdaq Global Select Market on May 6, 2026.

c. Represents the additional Ordinary Shares reserved for issuance under the 2020 Plan resulting from an increase to the Pool (as defined in the 2020 Plan) as of May 12, 2026.